Spirit of America Large Cap Value Fund
SPIRIT OF AMERICA LARGE CAP VALUE FUND (the “Value Fund” or the “Fund”) SUMMARY SECTION
Investment Objectives:
The Value Fund seeks to provide capital appreciation
with a secondary objective of current income.
Fees and Expenses of the Value Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 25 of the Fund’s prospectus and “How to Purchase Shares” on page 22 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Spirit of America Large Cap Value Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Spirit of America Large Cap Value Fund Class A
Management Fees	0.97%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.89%

Example:
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Spirit of America Large Cap Value Fund Value Fund Class A Shares	707	1,088	1,493	2,620

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Spirit of America Large Cap Value Fund Value Fund Class A Shares	707	1,088	1,493	2,620

Portfolio Turnover:
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 19.04% of the average value of its portfolio.
Principal Investment Strategy:

The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of $5 billion or greater at the time of purchase. Using the “value” approach, the Adviser buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends.

The Value Fund emphasizes stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. Among the valuation factors used to evaluate these stocks will be companies with lower debt ratios than their peer group and companies which are undervalued vs. their intrinsic worth and future income potential. These stocks generally have growth prospects regarded as sub par by the market. Reflecting these market expectations, the prices of value stocks typically are below-average relative to such factors as revenue, earnings, book value and dividends.

Principal Investment Risks of Investing in the Value Fund:

Any investment involves risk. The risks associated with an investment in the Value Fund include:

  Market Risk—The market value of the Value Fund’s investments fluctuates as the equity market fluctuates. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole.
  Large Capitalization Company Risk—The Value Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Volatility Risk—The performance of the Value Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.
  The stocks purchased by the Value Fund, while believed by the Adviser to be undervalued, may not appreciate in value as the Adviser anticipates.
  The potential loss of your investment in the Value Fund if the Value Fund depreciates in value.
  The risk that a portfolio holding is unable to maintain dividend payments at historical levels.

Suitability: An investment in the Value Fund may be suitable for long-term investors who seek appreciation of capital. Investors should be willing to accept the potential volatility of such investments.

Performance Information:
The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund’s performance from year to year and by showing how the Value Fund’s average annual total returns compare with those of a broad measure of market performance. The Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.
The bar chart shows the changes in annual total returns from inception for the Value Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Annual Returns (%)

Best Quarter 13.44% in the quarter ended September 30, 2009 Worst Quarter (15.64)% in the quarter ended December 31, 2008
The performance table shows how the Value Fund’s average annual returns compare with those of its benchmark, the S&P 500 Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2011)
Average Annual Total Returns - Spirit of America Large Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		(5.20%)	(1.36%)	3.75%	Aug. 01, 2002
Return After Taxes on Distributions Class A	[1][2]	(5.25%)	(1.59%)	3.50%	Aug. 01, 2002
Return After Taxes on Distributions and Sale of Fund Shares Class A	[1][2]	(3.31%)	(1.14%)	3.25%	Aug. 01, 2002
S&P 500 Index		2.11%	(0.25%)	5.57%	Aug. 01, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.